Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Operating revenues:
Sales of natural gas, propane, NGLs and condensate	$ 1,067.6		$ 1,050.9		$ 730.7
Sales of natural gas, propane, NGLs and condensate to affiliates	1,110.9		924.2		698.6
Transportation, processing and other	138.8		108.1		88.9
Transportation, processing and other to affiliates	33.4		22.2		16.0
Gains (losses) from commodity derivative activity, net	6.8		5.3		(53.4)
Gains (losses) from commodity derivative activity, net - affiliates	0.9		(2.3)		(2.9)
Total operating revenues	2,358.4	[1]	2,108.4	[2]	1,477.9	[3]
Operating costs and expenses:
Purchases of natural gas, propane and NGLs	1,485.8		1,504.9		1,001.0
Purchases of natural gas, propane and NGLs from affiliates	447.2		278.2		247.3
Operating and maintenance expense	125.7	[1]	98.3	[2]	84.2	[3]
Depreciation and amortization expense	100.6	[1]	88.1	[2]	76.9	[3]
General and administrative expense	18.9		14.3		11.9
General and administrative expense - affiliates	29.4		31.5		31.2
Step acquisition - equity interest re-measurement gain			(9.1)	[2]
Other (income) expense	(0.5)		(2.0)		0.5
Other income - affiliates			(3.0)
Total operating costs and expenses	2,207.1	[1]	2,001.2	[2]	1,453.0	[3]
Operating income	151.3	[1]	107.2	[2]	24.9	[3]
Interest income					0.3
Interest expense	(33.9)		(29.1)		(28.3)
Earnings from unconsolidated affiliates	22.7	[1]	23.8	[2]	18.5	[3]
Income before income taxes	140.1	[1]	101.9	[2]	15.4	[3]
Income tax expense	(0.5)	[1],[4]	(1.5)	[2],[4]	(1.0)	[3],[4]
Net income	139.6	[1]	100.4	[2]	14.4	[3]
Net income attributable to noncontrolling interests	(18.8)	[1]	(9.2)	[2]	(8.3)	[3]
Net income attributable to partners	120.8	[1]	91.2	[2]	6.1	[3]
Net income attributable to predecessor operations	(20.4)		(43.2)		(24.2)
General partner's interest in net income	(25.2)		(16.9)		(12.7)
Net income (loss) allocable to limited partners	$ 75.2		$ 31.1		$ (30.8)
Net income (loss) per limited partner unit - basic	$ 1.73		$ 0.86		$ (0.99)
Net income (loss) per limited partner unit - diluted	$ 1.72		$ 0.86		$ (0.99)
Weighted-average limited partner units outstanding - basic	43.5		36.1		31.2
Weighted-average limited partner units outstanding - diluted	43.6		36.1		31.2

[1]	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information as of December 31, 2009 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[4]	Income tax expense relates primarily to the Texas margin tax and the Michigan business tax.